OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Disclosure of accounts payable and other liabilities [abstract]
OTHER LIABILITIES

NOTE 24 – OTHER LIABILITIES

Other liabilities of December 31, 2023 and 2022 comprise the following:

Other liabilities	December 31, 2023		December 31, 2022
Suppliers and services payable	Ps.	3,474,177	Ps.	2,803,736
Income received for third parties		3,399,759		3,039,484
Transactions ATH and ACH (1)		939,341		749,578
Withholdings taxes and labor contributions		703,380		611,951
Cashier checks		655,854		646,688
Contract liability related to concessions		530,300		515,688
Dividends payable		527,984		220,815
Commissions and fees		411,478		399,895
Collection on behalf of third parties		334,963		266,462
Cash surplus		133,774		69,291
Insurance payables		117,371		111,081
Collection service		106,089		101,615
Value added tax - VAT		75,098		59,599
Checks drawn and not paid		70,791		88,128
Financial transactions tax		52,106		52,787
Canceled accounts		34,782		34,645
Anticipated income		17,566		18,001
Customer loyalty programs		14,784		14,009
Other liabilities		354,843		338,349
Total other liabilities	Ps.	11,954,440	Ps.	10,141,802
(1)	A Toda Hora S.A. – ATH y ACH Colombia S.A. are entities that administer low-value payment systems that are in charge of supporting entities for clearing transactions that are carried out through electronic channels.

Other liabilities		December 31, 2023		December 31, 2022
Liabilities to be canceled within twelve months		8,800,905		8,043,321
Liabilities to be canceled after twelve months		3,153,535		2,098,481
Total	Ps.	11,954,440	Ps.	10,141,802